DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Share price	$ 0.0013
Convertible Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Convertible debt	$ 110,500	$ 75,300